Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Tax components
	Nine Months Ended September 30,
	2013	2014
Current tax expense	$ (129)	$ (2,094)
Net deferred tax benefit	684	1,121
Income tax expense	$ 555	$ (973)
Effective tax rate	25.38%	(343.82)%

Tax reconciliation
	Nine Months Ended September 30,
	2013	2014
Income tax expense on profit before tax at statutory rates	$ 785	$ (32)
Effect of permanent differences	(230	)(941)
Total tax expense	$555	$ (973)